OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2026
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Party	RMB	RMB	US Dollars
Business advances to officers and staffs (A)	¥797,263	¥2,027,919	$298,878
Deposits for projects	1,433,882	1,229,575	181,217
VAT recoverable	1,139,075	6,033,448	889,220
Others	1,127,654	1,029,692	151,758
Allowance for credit losses	(736,993)	(441,116)	(65,012)
Total Other receivable, net	¥3,760,881	¥9,879,518	$1,456,061
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance. Included herein are business advances of ¥nil and ¥120,000 ($17,686) due from key management personnel as of June 30, 2025 and June 30, 2026.

Schedule of movement of allowance for credit losses

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Beginning balance	¥800,374	¥736,993	$108,619
Reversal of allowance	(63,381)	(295,877)	(43,607)
Ending balance	¥736,993	¥441,116	$65,012